REVENUES - Breakdown of revenues by geographical regions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Revenues On The Basis Of Geographical Region
Revenue	$ 10,999	$ 8,084	$ 28,262	$ 21,493
United States and Canada
Disclosure Of Revenues On The Basis Of Geographical Region
Revenue	8,951	5,814	21,786	15,461
Japan
Disclosure Of Revenues On The Basis Of Geographical Region
Revenue	901	1,127	3,027	2,595
Europe
Disclosure Of Revenues On The Basis Of Geographical Region
Revenue	944	800	2,930	2,367
Asia Pacific (excluding Japan)
Disclosure Of Revenues On The Basis Of Geographical Region
Revenue	101	139	212	643
Israel
Disclosure Of Revenues On The Basis Of Geographical Region
Revenue	95	83	215	204
Others
Disclosure Of Revenues On The Basis Of Geographical Region
Revenue	$ 7	$ 121	$ 92	$ 223